Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill
Schedule of changes in the carrying amount of goodwill

	Core commerce	Cloud computing	Digital media and entertainment	Innovation initiatives and others	Total
	(in millions of RMB)
Balance as of April 1, 2016	66,223	368	10,378	4,676	81,645
Additions (i)	13,298	—	30,110	—	43,408
Foreign currency translation adjustments	334	—	33	—	367

Balance as of March 31, 2017	79,855	368	40,521	4,676	125,420
Additions (i)	37,458	—	335	—	37,793
Impairment	—	—	(494)	—	(494)
Foreign currency translation adjustments	(515)	—	(55)	—	(570)

Balance as of March 31, 2018	116,798	368	40,307	4,676	162,149

(i)

During the year ended March 31, 2017, additions under the digital media and entertainment segment were primarily related to the acquisition of Youku (Note 4(g)).

During the year ended March 31, 2018, additions under the core commerce segment were primarily related to the acquisition of Cainiao Network (Note 4(b)).